SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying interim consolidated balance sheet as of March 31, 2026, the interim consolidated statements of income, interim statements of cash flows and the interim consolidated statements of shareholders’ equity for the three months ended March 31, 2026 and 2025 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting.

In management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair statement of the Company’s financial position as of March 31, 2026, as well as its results of operations and cash flows for the three months ended March 31, 2026 and 2025.

The results of operations for the three months ended March 31, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026, or for other interim periods or for future years.

The accompanying unaudited interim financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025 (the “2025 Annual Report”) filed with the Securities and Exchange Commission (the “SEC”) on March 18, 2026.

Significant Accounting Policies
Significant Accounting Policies

There have been no changes to the significant accounting policies described in the 2025 Annual Report that have had a material impact on the unaudited interim consolidated financial statements and related notes.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose the nature of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to: recoverability of inventory and income taxes.

Concentrations of Credit Risk
Concentrations of Credit Risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents and deposits, derivatives and accounts receivable.

Cash and cash equivalents are deposited with several major banks in Israel and the United States. Such deposits in the United States and Israel may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's cash and cash equivalents are financially sound, and that the Group has not been affected by certain banking institutions in the U.S. Accordingly, minimal credit risk exists with respect to these financial instruments.

The Group has a relatively large number of customers with established private and public companies, and governmental institutions which mitigate the credit risk. The Group performs ongoing credit evaluation of its customers' financial condition. As part of the risk management, the Company purchased a credit insurance policy from a well-known insurance Company. As of March 31, 2026 and December 31, 2025 the Company has a single customer which represents 18% and 13% of the Company's accounts receivable, respectively.

New accounting pronouncements adopted
New accounting pronouncements adopted

In July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods in those years. Entities that elect the practical expedient and, if applicable, make the accounting policy election are required to apply the amendments prospectively. The adoption did not have a material impact on the Company’s condensed consolidated financial statements.

Recently issued accounting pronouncements not yet adopted
Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The ASU improves the disclosures about a public business entity’s expense and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of sales, SG&A and research and development). The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating this ASU to determine its impact on the Company's disclosures.